Pledged Assets (Details) - Schedule of Assets Pledged as Collateral - USD ($)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Assets Pledged as Collateral [Line Items]
Book value	$ 48,720,811	$ 56,546,018
Time deposits (shown as ‘Financial assets at amortized cost’) [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Pledged assets		Time deposits (shown as ‘Financial assets at amortized cost’)
Book value	34,536,821	$ 41,470,915
Purpose		Performance guarantee, deposit letter of credit and short-term borrowings
Land [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Pledged assets		Land
Book value	12,012,187	$ 12,737,302
Purpose		Long-term and short-term borrowings
Buildings and structures [Member]
Schedule of Assets Pledged as Collateral [Line Items]
Pledged assets		Buildings and structures
Book value	$ 2,171,803	$ 2,337,801
Purpose		Long-term and short-term borrowings